Subsequent Events	12 Months Ended
Oct. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
10.  SUBSEQUENT EVENTS

On November 12, 2012, the Company entered into a lock-up with put option agreement (each, a “Lock-Up Option Agreement”) with each of AQR Opportunistic Premium Offshore Fund, L.P. (“AQR OPOF”), AQR Diversified Arbitrage Fund (“AQR DAF”), Hare & Co. (“H&C”) and CNH Diversified Opportunities Master Account (“CNH”, and together with AQR OPOF, AQR DAF and H&C, the “Restricted Investors”) for an aggregate of 542,700 shares of common stock (the “Lock-up Shares”), representing approximately 11.3% of the common stock issued in our IPO. Pursuant to the Lock-Up Option Agreements, each Restricted Investor has agreed not to tender its respective Locked-up Shares in the offer to purchase. In addition, during the lock-up period, which commenced on November 12, 2012 and will terminate on the 11th business day following the Expiration Date (the “Lock-up Period”), each Restricted Investor is also prohibited from selling, transferring or otherwise disposing of the Lock-up Shares during the Lock-up Period. Also, pursuant to the Lock-up Option Agreement, the Company has granted a put right to each Restricted Investor, exercisable commencing on the expiration of the Lock-up Period and terminating on the second business day thereafter, pursuant to which each Locked-up Share may be put back to the Company, at the option of the Restricted Investor. The obligations of each Restricted Investor and Nautilus under the Lock-Up Option Agreements are irrevocable and binding; however, the exercise of the put right and closing of the purchase of the Locked-up Shares from the Restricted Investors is subject to the consummation of the offer to purchase. The Lock-up Option Agreement does not affect the Restricted Investors’ rights to redemption in the event of any liquidation. The Company will account for the transaction in financial statements subsequent to the October 31, 2012 financial statements as a derivative transaction in accordance with FASB ASC 815-10-15.

The Company considers the put right on 542,700 shares is a freestanding financial instrument which will be classified as a liability in accordance with 480-10-25-8 and 480-10-25-10. This liability will be presented as a derivative liability under the guidance provided by ASC 815-10-15 and valued as a freestanding financial instrument representing the right of its holders to put to the Company 542,700 shares at $10.10 per share. As the Company’s shares do not have a trading history, management has estimated, based upon a Black-Scholes model, that the fair value of the option on the date of closing/merger would be approximately $189,642, using an underlying price for the common stock of $10.05 (average between the bid/ask price of $10.00 and $10.10 respectively), a remaining life of 12 business days - pursuant to the Put Option, volatility of 38.1% and a risk-free rate of 0.208%. The expected volatility of approximately 38.1% represents the average implied volatility of the traded options of 5 US-listed offshore services companies.

These 542,700 shares would be considered redeemable and presented on the financial statements outside of permanent equity for the put option period.

On December 5, 2012, the Company issued non-interest bearing unsecured promissory notes in the aggregate amount of $140,000 to Messrs. Tsirigakis ($70,000) and Syllantavos ($70,000) in consideration for the payment by such officers of various expenses of the Company in connection with the evaluation of potential business transactions. The notes are due upon the closing of the initial business transaction and are convertible at the holder’s option into warrants at $0.75 per warrant (such additional warrants will have the same terms and provisions as the insider warrants). The holders of the notes have agreed to waive any claims in or to any monies held in the trust account.

On December 5, 2012, the Company entered into a Share Purchase Agreement with Assetplus, and each of Vega Resource and Oil and Gas as ultimate beneficial owners of 100% of the issued and outstanding equity shares of Assetplus, pursuant to which Nautilus will acquire from Vega Resource and Oil and Gas 100% of the issued and outstanding equity shares of Assetplus, and Assetplus will become a wholly-owned subsidiary of Nautilus. The consideration relating to the Acquisition includes common stock and cash, as further described in the Company’s Form 6-K, filed on December 7, 2012.  Concurrently with the Acquisition, the Company, through the Tender Offer, will provide its stockholders with the opportunity to redeem their shares of its common stock for $10.10 from the cash available to us from our trust account, upon the consummation of the Acquisition.

On January 31, 2013, the Company entered into Amendment No. 1 of the Lock-up Option Agreements with the Restricted Investors (the “Amended Lock-Up”).  Pursuant to the Amended Lock-Up, the per share price that the Company would be required to purchase any Locked-up Share validly put back to it was reduced to $10.10, from $10.30.  The Amended Lock-Up did not change any other provision of the Lock-Up Option Agreements.

The Company has evaluated subsequent events occurring after the balance sheet date and has determined that there are no other material events that have occurred, which would require disclosure in the financial statements.